RELATED PARTY TRANSACTIONS - Other Transactions, Indemnifications and Guarantees (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 24, 2018	Nov. 15, 2017	Oct. 13, 2016	Oct. 12, 2016	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Dividends received						$ 15,837	$ 27,553	$ 26,515
Minimum quarterly distribution per unit (in dollars per share)	$ 0.4042		$ 0.5775	$ 0.3850
Guarantees issued to Golar Partners						14,770	11,429
Dividends payable						16,762	5,032
Golar Partners
Related Party Transaction [Line Items]
Dividends received		$ 900				$ 48,400	52,300	$ 54,700
Minimum charter term for rights of first offer (in years)						5 years
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners						$ 11,500	$ 11,500
Golar Partners, Common Unit
Related Party Transaction [Line Items]
Number of units (in shares)		374,295	2,994,364
Number of earn-out units (in shares)			748,592		374,295
Golar Partners, General Partner Units
Related Party Transaction [Line Items]
Number of units (in shares)		7,639	61,109
Number of earn-out units (in shares)			15,278		7,639
Hilli LLC | Golar Partners
Related Party Transaction [Line Items]
Payments of dividends						5,600
Golar Hilli LLC | Golar Partners
Related Party Transaction [Line Items]
Dividends payable						3,600
Golar Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted						$ 20,000